THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT

     Economic growth continued to slow during the second quarter as the impact from the interest rate rise during 1994 worked its way through the system. The most recent revision to second quarter real GDP growth was 1.1%, a dramatic change from the 5.1% experienced in the fourth quarter of 1994 and the 2.7% in the first quarter of the year.

     While the Fed is concerned about the deceleration in growth, they cannot overlook the 100 basis point decline in interest rates at the front end of the yield curve that has occurred in 1995 and the possibility that it has re-stimulated the economy. A reacceleration in consumer spending could significantly reduce inventories and lead to a resumption in manufacturing activity. In fact, there are several indications that economic growth may be rekindling. Factory orders, durable goods orders, retail sales and housing all rebounded in mid-summer. Existing home sales rose 4.7% while new home sales jumped 19.9%, the largest increase since January 1992. Lastly, consumer confidence remains relatively high, buoyed by a soaring stock market.

     The year-long rise in short-term interest rates ended in July, when the Fed lowered the federal funds rate from 6% to 5.75%. This reversal in monetary policy was widely anticipated and represented the Fed's belief that "inflationary pressures have receded enough to accommodate a modest adjustment in monetary conditions." The Fed's move also helped to flatten the short end of the yield curve, correcting a sharply inverted position where one day investments offered the highest yields at 6%, while six-month investments were sometimes lower by 50 basis points or more. The Fed did not ease policy again at its August meeting, and it's uncertain that they will do so in September. The Fund's taxable money market portfolio extended their maturities this year to be positioned for declining short-term interest rates.

     Although the technical factors that shape the rate cycle in the short-term municipal money market remained largely in place, there were a number of issues over the last year that created a higher than usual degree of uncertainty during this period. The significant issues included the potential for imposition of new regulations by the Securities and Exchange Commission, speculation about the possibility of a flat tax, national sales tax, or other major changes in the tax code, and, of course, the Orange County, California debacle. All of these factors tended to argue in favor of increased caution on the part of portfolio managers. In terms of portfolio strategy, this translated into an emphasis on shorter average weighted maturities. In addition, underlying and reinforcing this cautious policy was a string of interest rate increases by the Federal Reserve that offered little incentive to extend maturities. Currently, as the economic indicators have turned more mixed, the extent and direction of future Fed policy moves has become the subject of much debate in the marketplace. Average maturities of money market funds have been increasing recently, but it remains to be seen whether or not the Federal Reserve has successfully engineered a soft landing for the economy.

     As the year enters its final quarter, the outlook for the economy is improving and inflation remains subdued. A return to a long-term growth rate of 2.5%, coupled with low inflation pressures, should give the Fed enough comfort to ease policy again before the end of the year.

                            PNC Institutional Management Corporation
                            (Please dial toll-free 800-447-1139 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statement of net assets of the Money Market Portfolio of The RBB Fund, Inc., as of August 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held as of August 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio of The RBB Fund, Inc. as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 16, 1995

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                   ------------   --------------
AGENCY OBLIGATIONS--4.4%
Student Loan Marketing Association
   Variable Rate Notes (DAGGER)
   5.650% 09/05/1995 ..........................    $     25,000   $   25,000,000
   5.690% 09/05/1995 ..........................          20,000       20,000,000
   5.700% 09/05/1995 ..........................          10,000       10,000,000
   5.710% 09/05/1995 ..........................          25,000       24,989,366
                                                                   -------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $79,989,366) .....................                       79,989,366
                                                                   -------------
BANK NOTES--6.9%
Huntington National Bank of Ohio
   (Huntington Bankshare Inc.)
   5.760% 11/02/1995 ..........................          25,000       24,999,961
First National Bank of Boston
   5.750% 11/01/1995 ..........................          30,000       30,000,000
   5.630% 01/08/1996 ..........................          50,000       50,000,000
Mellon Bank
   6.220% 11/01/1995 ..........................          19,500       19,500,320
                                                                   -------------
     TOTAL BANK NOTES
       (Cost $124,500,281) ....................                      124,500,281
                                                                   -------------
CERTIFICATES OF DEPOSIT--7.5%
Yankee Certificates of Deposit--7.5%
ABN-Amro Bank NV
   5.660% 10/11/1995 ..........................          25,000       24,842,778
Commerzbank
   7.320% 01/24/1996 ..........................          13,000       13,034,170
Credit Suisse
   5.630% 12/11/1995 ..........................          50,000       50,000,000
Societe Generale
   5.770% 01/08/1996 ..........................          25,000       25,000,000
Westpac Banking Corp.
   5.850% 06/04/1996 ..........................          25,000       25,000,000
                                                                   -------------
                                                                     137,876,948
                                                                   -------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $137,876,948) ....................                      137,876,948
                                                                   -------------
COMMERCIAL PAPER--32.4%
Agricultural Services--0.8%
Golden Peanut Company
   5.600% 11/08/1995 ..........................          15,000       14,841,333
                                                                   -------------

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
Automobiles--0.3%
Ford Motor Credit Corp.
   6.070% 01/08/1996 ..........................   $       5,000    $   4,891,246
                                                                   -------------
Banks--4.1%
Abbey National North America Corp.
   5.620% 10/03/1995 ..........................          25,000       24,875,111
Amro N.A. Finance, Inc.
   5.520% 10/02/1995 ..........................          20,000       19,904,933
   6.160% 01/02/1996 ..........................          10,000        9,789,533
National City Corp.
   6.180% 10/02/1995 ..........................          20,000       19,893,567
                                                                   -------------
                                                                      74,463,144
                                                                   -------------
Books Publishing & Printing--1.2%
McGraw Hill, Inc.
   5.900% 12/05/1995 ..........................          22,500       22,149,688
                                                                   -------------
Chemicals & Allied Products--0.8%
U.S. Borax & Chemical Co.
   5.620% 10/10/1995 ..........................          15,600       15,505,022
                                                                   -------------
Finance Services--0.3%
American Express Credit Corp.
   6.050% 10/30/1995 ..........................           5,000        4,950,424
                                                                   -------------
Food & Kindred Products--0.2%
McCormick & Company
   5.910% 09/21/1995 ..........................           4,000        3,986,867
                                                                   -------------
Glass, Glassware, Pressed or Blown--0.5%
Newell Co.
   5.980% 10/10/1995 ..........................          10,000        9,935,217
                                                                   -------------
Guided Missiles & Space Vehicles--2.2%
Rockwell International Corp.
   6.150% 09/06/1995 ..........................          40,000       39,965,833
                                                                   -------------
Natural Gas Transmission--1.4%
Southern California Gas
   5.560% 05/03/1996 ..........................          26,155       25,165,324
                                                                   -------------
Newspaper: Publishing & Printing--0.5%
Dow Jones and Company, Inc.
   5.600% 11/10/1995 ..........................          10,000        9,891,111
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
Personal Credit Institutions--6.0%
BMW U.S. Capital Corp.
   5.720% 10/23/1995 ..........................      $ 50,000 $       49,586,889
   5.700% 11/01/1995 ..........................          25,000       24,758,542
   5.750% 11/21/1995 ..........................          15,000       14,805,937
Toyota Motor Credit Corp.
   6.120% 12/29/1995 ..........................          20,000       19,595,400
                                                                   -------------
                                                                     108,746,768
                                                                   -------------
Pharmaceutical Preparations--5.1%
American Home Products Corp.
   5.730% 11/10/1995 ..........................          33,500       33,126,754
   5.740% 09/14/1995 ..........................          22,000       21,954,399
   5.740% 09/18/1995 ..........................          14,800       14,759,884
Glaxo Wellcome PLC
   5.710% 11/22/1995 ..........................          23,000       22,700,859
                                                                   -------------
                                                                      92,541,896
                                                                   -------------
Plastic Mail, Synthetic Resin/rubber--3.5%
du Pont (E.I.) de Nemours & Co.
   6.040% 10/03/1995 ..........................          20,000       19,892,622
   6.070% 01/10/1996 ..........................          20,000       19,558,239
   5.580% 07/18/1996 ..........................          25,000       23,756,125
                                                                   -------------
                                                                      63,206,986
                                                                   -------------
Retail Department Stores--0.6%
St. Michael Finance Ltd.
   5.630% 02/28/1996 ..........................          11,194       10,878,889
                                                                   -------------
Security Brokers & Dealers--1.3%
Merrill Lynch & Co.
   5.920% 02/02/1996 ..........................          25,000       24,366,889
                                                                   -------------
Short-Term Business Credit Institutions--3.6%
Corporate Asset Funding, Inc.
   6.060% 11/06/1995 ..........................          10,000        9,888,900
CXC, Inc.
   6.080% 10/17/1995 ..........................           5,200        5,159,602
McKena Triangle National Corp.
   5.710% 11/20/1995 ..........................          20,000       19,746,222
Sears Roebuck Acceptance Corp.
   6.200% 09/11/1995 ..........................          30,000       29,948,333
                                                                   -------------
                                                                      64,743,057
                                                                   -------------
     TOTAL COMMERCIAL PAPER
       (Cost $590,229,694) ....................                      590,229,694
                                                                   -------------

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
MUNICIPAL BONDS--6.4%
California--1.2%
Adventist Health Systems West Series
   1988 (First Interstate Bank of
   California LOC) (DAGGER)
   5.900% 09/06/1995 ..........................      $ 13,225 $       13,225,000
San Bernardino County Certificate of
   Participation County Center
   Refinancing Project, Series 1995 (DAGGER)
   5.850% 09/07/1995 ..........................           8,100        8,100,000
                                                                   -------------
                                                                      21,325,000
                                                                   -------------
Georgia--0.1%
Richmond County IDA (Monsanto
   County Project) VRDN (DAGGER)
   6.270% 06/01/1996 ..........................           1,300        1,300,000
                                                                   -------------
Illinois--1.0%
Baylis Group Partnership Weekly
   Demand Taxable Bond Series
   1992 (Societe Genrale LOC) (DAGGER)
   6.050% 09/06/1995 ..........................             600          600,000
Barton Healthcare Taxable Revenue
   Bonds Series 1995 (American
   National Bank LOC) (DAGGER)
   5.900% 09/06/1995 ..........................          13,200       13,200,000
Illinois Health Facilities Authority
   Convertible VRDN (The Streeterville
   Corp. Project) Series 1993-B (First
   National Bank of Chicago LOC) (DAGGER)
   5.900% 09/06/1995 ..........................           4,400        4,400,000
                                                                   -------------
                                                                      18,200,000
                                                                   -------------
Kentucky--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (Credit Lyonnais
   LOC) VRDN (DAGGER)
   5.850% 09/06/1995 ..........................           4,200        4,200,000
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
Minnesota--0.3%
Fairview Hospital and Healthcare
   Services Taxable Adjustable
   Convertible Extendable Securities
   Series 1994 (MBIA Insured) VRDN (DAGGER)
   5.900% 09/07/1995 ..........................   $       5,200    $   5,200,000
                                                                   -------------
Mississippi--1.1%
Hinds County IDR Bonds VRDN (DAGGER)
   5.950% 09/06/1995 ..........................           1,500        1,500,000
   5.950% 09/06/1995 ..........................           2,410        2,410,000
Mississippi Business Finance Corp.
   Taxable IDR Bonds VRDN (DAGGER)
   5.950% 09/07/1995 ..........................           2,500        2,500,000
Mississippi Business Finance Corp.
   Taxable IDR Bonds (Bryan Foods
   Project) Series 1994 (Sara Lee
   Corporation Guaranty) VRDN (DAGGER)
   5.850% 09/06/1995 ..........................          14,000       14,000,000
                                                                   -------------
                                                                      20,410,000
                                                                   -------------
New York--0.9%
Health Insurance Plan of Greater
   New York Adjustable/Convertible
   Extendable Securities 1990 B-1
   (Morgan Guaranty Trust Co. LOC)
   VRDN (DAGGER)
   5.850% 09/06/1995 ..........................           6,800        6,800,000
Health Insurance Plan of Greater
   New York Adjustable/Convertible
   Extendable Securities VRDN (DAGGER)
   5.850% 09/06/1995 ..........................           5,500        5,500,000
New York City (DAGGER)
   6.020% 11/21/1995 ..........................           5,000        5,000,000
                                                                   -------------
                                                                      17,300,000
                                                                   -------------
North Carolina--0.8%
Community Health Systems, Inc.
   Taxable First National Bank of
   North Carolina Series 1991-A (DAGGER)
   6.050% 09/06/1995 ..........................             400          400,000
City of Asheville, North Carolina
   Tax Corp. (DAGGER)
   5.850% 09/06/1995 ..........................          13,500       13,500,000
                                                                   -------------
                                                                      13,900,000
                                                                   -------------

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
Texas--0.8%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Bonds (Rohr Industries Project)
   Series 1990 (Citibank N.A. LOC) (DAGGER)
   5.900% 09/06/1995 ..........................      $ 14,800 $       14,800,000
                                                                   -------------
     TOTAL MUNICIPAL BONDS
       (Cost $116,635,000) ....................                      116,635,000
                                                                   -------------
TIME DEPOSITS--4.1%
Z-Laenderbank, Bank of Austria AG
   5.750% 09/01/1995 ..........................          50,000       50,000,000
Huntington National Bank of Ohio
   5.770% 09/08/1995 ..........................          25,000       25,000,000
                                                                   -------------
     TOTAL TIME DEPOSITS
       (Cost $75,000,000) .....................                       75,000,000
                                                                   -------------
CORPORATE OBLIGATIONS--24.1%
Automobiles--0.2%
American Honda Corp. (DAGGER)
   5.975% 11/09/1995 ..........................           4,500        4,497,522
                                                                   -------------
Banks--5.7%
Boatman's Bankshares of
   South Missouri (DAGGER)
   5.934% 11/14/1995 ..........................           5,000        5,000,000
First Union National Bank of
   North Carolina (DAGGER)
   5.590% 09/01/1995 ..........................          40,000       40,000,000
Morgan Guaranty Trust (DAGGER)
   5.920% 09/01/1995 ..........................          50,000       49,971,598
Society Corporation
   4.755% 03/11/1996 ..........................           3,300        3,271,557
Comerica Bank (DAGGER)
   5.610% 09/05/1995 ..........................           5,000        4,998,980
                                                                   -------------
                                                                     103,242,135
                                                                   -------------
Finance Lessors--3.0%
IBM Credit Corp. (DAGGER)
   5.770% 09/01/1995 ..........................           5,000        4,999,736
IBM Credit Corp.
   5.880% 08/08/1996 ..........................          25,000       24,997,898
   6.000% 08/28/1996 ..........................          25,000       24,998,022
                                                                   -------------
                                                                      54,995,656
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
Natural Gas Transmisson--0.3%
Southern California Gas
   5.050% 09/01/1995 ..........................   $       5,000    $   5,000,000
                                                                   -------------
Personal Credit Institutions--1.3%
Associates Corporation of
   North America
   8.750% 02/01/1996 ..........................           4,500        4,547,190
General Motors Acceptance Corp.
   8.750% 02/01/1996 ..........................           5,000        5,041,587
   5.950% 02/23/1996 ..........................           3,700        3,686,341
   8.250% 08/01/1996 ..........................           5,000        5,104,080
General Motors Acceptance Corp. (DAGGER)
   6.175% 09/01/1995 ..........................           5,000        4,997,915
                                                                   -------------
                                                                      23,377,113
                                                                   -------------
Security Brokers & Dealers--13.6%
Bear Stearns & Co., Inc. (DAGGER)
   5.920% 09/01/1995 ..........................          20,000       20,000,000
   5.950% 09/01/1995 ..........................          50,000       50,000,000
Goldman Sachs Group, LP (DAGGER)
   6.188% 09/06/1995 ..........................          53,000       53,000,000
Lehman Brothers Holdings, Inc. (DAGGER)
   6.025% 09/07/1995 ..........................          50,000       50,000,000
Merrill Lynch & Co.
   4.750% 06/24/1996 ..........................           9,135        9,050,470
Merrill Lynch & Co. (DAGGER)
   6.100% 09/01/1995 ..........................          20,000       20,002,991
Merrill Lynch & Co.
   6.440% 05/15/1996 ..........................          15,000       15,000,000
   6.050% 08/19/1996 ..........................          15,000       15,000,000
Morgan Stanley Group (DAGGER)
   5.975% 01/03/1996 ..........................          15,000       15,000,000
                                                                   -------------
                                                                     247,053,461
                                                                   -------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $438,165,887) ....................                      438,165,887
                                                                   -------------

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
REPURCHASE AGREEMENTS--14.0%
Goldman Sachs & Co.
   5.850% 09/01/1995 ..........................        $ 75,000   $   75,000,000
     (Agreement dated 08/31/95 to
     be repurchased at $75,012,188,
     collateralized by $81,381,406
     Federal National Mortgage Assoc.
     6.31% due 04/01/34. Market
     value of collateral is $77,250,000).
Goldman Sachs & Co.
   5.950% 09/01/1995 ..........................          25,000       25,000,000
     (Agreement dated 08/31/95 to be
     repurchased at $25,004,132,
     collateralized by  $23,072,000
     U.S.  Treasury  Notes  7.875%
     to 8.75%  due  04/15/98  to
     08/15/00. Market value of
     collateral is $25,500,530).
Morgan Stanley & Co.
   5.875% 09/01/1995 ..........................         150,000      150,000,000
     (Agreement dated 08/31/95 to be
     repurchased at $150,024,479,
     collateralized by $72,370,070
     Federal National Mortgage Assoc.
     6.50% to 7.50% due 5/25/08 to
     3/25/24 and $117,471,933
     Federal Home Loan Mortgage
     Corp. 0.00% to 12.50% due
     6/15/00 to 3/15/24. Market
     value of collateral is
     $153,773,069).
PaineWebber Incorporated
   5.875% 09/01/1995 ..........................           4,900        4,900,000
     (Agreement dated 08/31/95 to be
     repurchased at $4,900,800,
     collateralized by $10,655,000
     Federal National Mortgage Assoc.
     Strip due 04/01/24. Market value
     of collateral is $5,047,523).
                                                                   -------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $254,900,000) ....................                      254,900,000
                                                                   -------------


                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1995

                                                                      Value
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $1,817,297,176*) ...................                     $1,817,297,176
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2% .....................                          4,074,512
                                                                  --------------
NET ASSETS (Applicable to 935,832,262 Bedford
   shares,  235,665 Cash Preservation
   shares,  443,649,097  Janney  Montgomery
   Scott  shares,  55,401 RBB  shares,
   441,618,989 Sansom Street shares
   and 800 other shares)--100.0% ............                     $1,821,371,688
                                                                  ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($1,821,371,688 / 1,821,392,214)..........                              $1.00
                                                                           =====

*          Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate shown is the rate as of August 31, 1995 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

INVESTMENT ABBREVIATIONS
VRDN ..................................................Variable Rate Demand Note
LOC ............................................................Letter of Credit
IDR...............................................Industrial Development Revenue

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
AUGUST 31, 1995

INVESTMENT INCOME
   Interest ............................   $ 75,047,617
                                           ------------
EXPENSES
   Investment advisory fees ............      4,864,529
   Distribution fees ...................      5,212,833
   Service organization fees ...........        391,361
   Directors' fees .....................         11,538
   Custodian fees ......................        219,718
   Transfer agent fees .................      1,536,138
   Legal fees ..........................         66,236
   Audit fees ..........................         73,717
   Registration fees ...................        165,999
   Insurance expense ...................         37,784
   Printing expense ....................        236,808
   Miscellaneous .......................             70
                                           ------------
                                             12,816,731
   Less fees waived ....................     (2,670,396)
   Less expense reimbursement by advisor        (12,047)
                                           ------------
      TOTAL EXPENSES ...................     10,134,288
                                           ------------

NET INVESTMENT INCOME ..................     64,913,329
                                           ------------
REALIZED LOSS ON INVESTMENTS ...........        (18,463)
                                           ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................   $ 64,894,866
                                           ============


STATEMENT OF CHANGES IN NET ASSETS
                                     For the            For the
                                    Year Ended         Year Ended
                                  August 31, 1995    August 31, 1994
                                  ---------------    ---------------
Increase in net assets:
Operations:
   Net investment income ......   $    64,913,329    $    32,169,184
   Net loss on investments ....           (18,463)            (2,062)
                                  ---------------    ---------------

   Net increase in net assets
     resulting from operations.        64,894,866         32,167,122
                                  ---------------    ---------------
Distributions to shareholders:
Dividends to shareholders from
   net investment income:
   Bedford shares ($.0486 and
     $.0278, respectively,
     per share) ...............       (38,765,552)       (21,525,364)
   Cash Preservation shares
     ($.0487 and $.0278,
     respectively, per share) .           (11,336)           (26,296)
   Janney Montgomery Scott
     shares ($.0112 per share
     for 1995) ................        (4,784,092)              --
   RBB shares ($.0482 and
     $.0273, respectively,
     per share) ...............            (2,530)            (1,576)
   Sansom Street shares ($.0543
     and $.0334, respectively,
     per share) ...............       (21,349,819)       (10,615,948)
Distributions to shareholders
   from net realized
   short-term gains:
   Bedford shares .............              --              (48,280)
   Cash Preservation shares ...              --                  (40)
   Janney Montgomery Scott
     shares ...................              --                 --
   RBB shares .................              --                   (5)
   Sansom Street shares .......              --              (15,323)
                                  ---------------    ---------------
     Total distributions to
       shareholders ...........       (64,913,329)       (32,232,832)
                                  ---------------    ---------------
Net capital share
   transactions ...............       736,630,198        110,590,287
                                  ---------------    ---------------
Total increase in net assets ..       736,611,735        110,524,577
Net Assets:

   Beginning of year ..........     1,084,759,953        974,235,376
                                  ---------------    ---------------
   End of year ................   $ 1,821,371,688    $ 1,084,759,953
                                  ===============    ===============



                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (B)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              Money Market Portfolio
                                             -------------------------------------------------------------------------------------
                                                 For the             For the         For the         For the          For the
                                               Year Ended          Year Ended      Year Ended       Year Ended       Year Ended
                                             August 31, 1995    August 31, 1994  August 31, 1993  August 31, 1992  August 31, 1991
                                             ---------------    ---------------  ---------------  ---------------  ---------------

Net  asset value, beginning of year ........   $        1.00    $        1.00    $        1.00    $        1.00    $        1.00
                                               -------------    -------------    -------------    -------------    -------------
Income from investment operations:
   Net investment income ...................           .0543            .0334            .0304            .0435            .0684
  Net gains on securities (both realized
   and unrealized) .........................            --               --               --              .0007             --
                                               -------------    -------------    -------------    -------------    -------------
     Total from investment operations ......           .0543            .0334            .0304            .0442            .0684
                                               -------------    -------------    -------------    -------------    -------------
Less distributions
  Dividends (from net investment income) ...          (.0543)          (.0334)          (.0304)          (.0435)          (.0684)
  Distributions (from capital gains) .......            --               --               --             (.0007)            --
                                               -------------    -------------    -------------    -------------    -------------
     Total distributions ...................          (.0543)          (.0334)          (.0304)          (.0442)          (.0684)
                                               -------------    -------------    -------------    -------------    -------------
Net asset value, end of year ...............   $        1.00    $        1.00    $        1.00    $        1.00    $        1.00
                                               =============    =============    =============    =============    =============
Total Return ...............................           5.57%            3.39%            3.08%            4.51%            7.06%
Ratios /Supplemental Data
  Net assets, end of year ..................   $ 441,613,801    $ 373,745,178    $ 190,794,098    $ 228,078,764    $ 138,417,995
  Ratios of expenses to average net assets .            .39%(a)          .39%(a)          .34%(a)          .35%(a)          .37%(a)
  Ratios of net investment income to average
   net assets ..............................           5.43%            3.34%            3.04%            4.35%            6.84%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .59%, .60%, .60%, .61% and .61% for the years ended August 31, 1995, 1994, 1993, 1992 and 1991, respectively.
(b) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31,1995

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.2 billion shares are currently classified into sixty-one classes. Each class represents an interest in one of seventeen investment portfolios of the Fund, fifteen of which are currently in operation. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Funds, the Warburg Pincus Family, and the Bradford Family. The Sansom Street Family represents interests in the Money Market Portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31,1995

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:
                    .45% of first $250 million of net assets;
                    .40% of next $250 million of net assets;
                    .35% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1995, advisory fees and waivers for the investment portfolio were as follows:

                 Gross                                Net
               Advisory                             Advisory
                 Fee              Waiver              Fee
             -----------       ------------       -----------
             $ 4,864,529       $(2,589,832)       $ 2,274,697

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1995, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                       Gross                                             Net
                                  Transfer Agency                                  Transfer Agency
                                        Fee                     Waiver                   Fee
                                  ---------------            -----------           ---------------
Bedford Class                        $1,329,085              $       --               $1,329,085
Cash Preservation Class                   8,313                  (7,540)                     773
Janney Montgomery Scott Class           175,935                 (65,014)                 110,921
RBB Class                                 8,210                  (8,010)                     200
Sansom Street Class                      14,595                      --                   14,595
                                     ----------                --------               ----------
       Total                         $1,536,138                $(80,564)              $1,455,574
                                     ==========                ========               ==========

     The Fund, on behalf of each class of shares within this investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31,1995

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the year ended August 31, 1995, distribution fees for each class were as follows:
                                                  Distribution
                                                      FEE
                                                  ------------
              Bedford Class                        $4,414,365
              Cash Preservation Class                     931
              Janney Montgomery Scott Class           569,268
              RBB Class                                   209
              Sansom Street Class                     228,060
                                                   ----------
                     Total                         $5,212,833
                                                   ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1995 service organization fees were $391,361 for the Money Market Portfolio.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:

                                                  For the            For the
                                                Year Ended         Year Ended
                                              August 31, 1995    August 31, 1994
                                              ---------------    ---------------
                                                   Value              Value
                                              ---------------    ---------------
Shares sold:
   Shares sold:
   Bedford Class                              $ 2,966,911,277    $ 2,789,452,640
   Bradford Class                                        --                 --
   Cash Preservation Class                             84,527            908,824
   Janney Montgomery Scott Class                  855,058,809               --
   RBB Class                                           31,504             43,426
   Sansom Street Class                          1,864,628,110      1,517,145,765
Shares issued in reinvestment of dividends:
   Bedford Class                                   37,681,204         20,973,730
   Bradford Class                                        --                 --
   Cash Preservation Class                             11,226             26,123
   Janney Montgomery Scott Class                    4,534,944               --
   RBB Class                                            2,500              1,551
   Sansom Street Class                             16,689,941          7,714,640
Shares repurchased:
   Bedford Class                               (2,779,499,052)    (2,881,789,878)
   Bradford Class                                        --                 --
   Cash Preservation Class                            (91,268)        (1,932,859)
   Janney Montgomery Scott Class                 (415,944,656)              --
   RBB Class                                          (23,917)           (57,526)
   Sansom Street Class                         (1,813,444,951)    (1,341,896,149)
                                              ---------------    ---------------
Net increase (decrease)                       $   736,630,198    $   110,590,287
                                              ===============    ===============
Sansom Street Shares authorized                 1,000,000,000        500,000,000
                                              ===============    ===============

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31,1995

NOTE 4. NET ASSETS

     At August 31, 1995, net assets consisted of the following:

         Capital paid-in:
            Bedford Class                          $  935,832,262
            Cash Preservation Class                       235,665
            Janney Montgomery Scott Class             443,649,097
            RBB Class                                      55,401
            Sansom Street Class                       441,618,989
            Other Classes                                     800

         Accumulated net realized gain (loss)
            on investments
            Bedford Class                                 (10,838)
            Cash Preservation Class                            (2)
            Janney Montgomery Scott Class                  (4,498)
            RBB Class                                           --
            Sansom Street Class                            (5,188)
                                                   --------------
                                                   $1,821,371,688
                                                   ==============


NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1995, $20,526 capital loss carryovers were available to offset future realized gains of which $2,062 expires in 2002 and $18,464 expires in 2003.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31,1995

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

The Fund currently offers four other classes of shares representing interest in the Money Market Portfolio: Bedford, Cash Preservation, Janney Montgomery Scott and RBB. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY

                                        For the         For the         For the         For the         For the
                                      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    August 31, 1995 August 31, 1994 August 31, 1993 August 31, 1992 August 31, 1991
                                    --------------- --------------- --------------- --------------- ---------------

Net asset value,
  beginning of year...............    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                      ------------    ------------    ------------    ------------    ------------
Income from investment operations:
  Net investment income...........           .0486           .0278           .0243           .0375           .0629
  Net gains on securities (both
   realized and unrealized).......              --              --              --           .0007              --
                                      ------------    ------------    ------------    ------------    ------------
    Total from investment
      operations..................           .0486           .0278           .0243           .0382           .0629
                                      ------------    ------------    ------------    ------------    ------------
Less distributions
  Dividends (from net investment
   income)........................          (.0486)         (.0278)         (.0243)         (.0375)         (.0629)
  Distributions (from capital
   gains).........................              --              --              --          (.0007)             --
                                      ------------    ------------    ------------    ------------    ------------
     Total distributions..........          (.0486)         (.0278)         (.0243)         (.0382)         (.0629)
                                      ------------    ------------    ------------    ------------    ------------
Net asset value, end of year .....    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                      ============    ============    ============    ============    ============
Total Return......................           4.97%           2.81%           2.46%           3.89%           6.48%
Ratios /Supplemental Data
  Net assets, end of year.........    $935,821,424    $710,737,481    $782,153,438    $736,841,928    $747,530,400
   Ratios of expenses to average
      net assets..................          .96%(a)         .95%(a)         .95%(a)         .95%(a)         .92%(a)
  Ratios of net investment income
   to average net assets .........           4.86%           2.78%           2.43%           3.75%           6.29%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.17%, 1.16%, 1.19%, 1.20% and 1.17% for the years ended August 31, 1995, 1994, 1993, 1992 and 1991, respectively.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31,1995

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY


                                                    Money Market
                                                      Portfolio
                                                   ----------------
                                                    For the Period
                                                     June 12, 1995
                                                   (Commencement of
                                                    Operations) to
                                                   August 31, 1995
                                                   ---------------
Net asset value, beginning of period .............   $       1.00
                                                     ------------
Income from investment operations:
  Net investment income ..........................         0.0112
                                                     ------------
    Total from investment operations .............         0.0112
                                                     ------------
Less distributions
  Dividends (from net investment income) .........        (0.0112)
                                                     ------------
    Total distributions ..........................        (0.0112)
                                                     ------------
Net asset value, end of period ...................   $       1.00
                                                     ============
Total Return .....................................          5.30%(b)
Ratios /Supplemental Data
  Net assets, end of period ......................   $443,644,599
  Ratios of expenses to average net assets .......          1.00%(a)(b)
  Ratios of net investment income to average
     net assets ..................................          5.04%(b)

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.23% annualized for the period ended August 31, 1995.
(b)  Annualized.

                                   THE SANSOM
                                     STREET
                                     FAMILY


                             MONEY MARKET PORTFOLIO









                                  ANNUAL REPORT
                                 AUGUST 31, 1995